STATUTORY INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 1,578.1	$ 1,525.1
Asset valuation reserve	168.4	71.3
Interest maintenance reserve	552.0	428.1
Total	2,298.5	2,024.5
Investments in Upstream Affiliates Included in Statutory Capital and Surplus	52.4	52.4
Statutory Accounting Practices, Statutory Net Income Amount	366.8	181.9	77.5
Statutory Accounting Practices, Net Realized Capital (Losses), Net of Tax, Included in Statutory Net Income	3.7	(79.6)	(186.5)
Statutory Accounting Practices, PreTax Fees and Interest Payable To CNO Or Its Nonlife Subsidiaries, Included in Statutory Net Income	147.7	132.4	137.1
Period for Dividend Distributions without Prior Approval from Regulatory Agency	12 months
Percentage of Statutory Capital and Surplus, Available for Dividend Distribution without Prior Approval from Regulatory Agency	10.00%
Statutory Accounting Practices, Statutory Additional Surplus	80.4
Amount of Extraordinary Dividends Paid by Insurance Subsidiaries	235.0
Capital Contributions to Insurance Subsidiaries from Parent	0
Accrued Capital Contributions to Insurance Subsidiaries from Parent	$ 26.0
Risk Based Ratios [Abstract]
Period of Trend Test Average, Decrease in Margin, Capital to Risk Weighted Assets	3 years
Risk Based Capital That Would Trigger A Comprehensive Plan to Be Submitted To The Regulator	95.00%
Minimum [Member]
Risk Based Ratios [Abstract]
Trend Test, Capital to Risk Weighted Assets, End of Year	100.00%
Minimum [Member] | Company Plan for Improving Capital Position [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	75.00%
Minimum [Member] | Regulatory Authority Special Examination [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	50.00%
Minimum [Member] | Regulatory Authority, Any Action Deemed Necessary [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	35.00%
Maximum [Member]
Risk Based Ratios [Abstract]
Trend Test, Capital to Risk Weighted Assets, End of Year	125.00%
Trend Test, Increased Capital to Risk Weighted Assets, End of Year	150.00%
Maximum [Member] | Company Plan for Improving Capital Position [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	100.00%
Maximum [Member] | Regulatory Authority Special Examination [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	75.00%
Maximum [Member] | Regulatory Authority, Any Action Deemed Necessary [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	50.00%
Maximum [Member] | Regulatory Authority Control [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	35.00%